Borrowings - Schedule of Analysis of Net Debt Movements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	£ 39,281	£ 36,302
Cash flows per net debt statement	(3,161)	(487)
Foreign exchange	(1,338)	3,030
Fair value, accrued interest and other	226	84
Held for Sale	(368)	352
Net debt, Closing balance	34,640	39,281
Reynolds American
Disclosure Of Detailed Information About Borrowings [Line Items]
Purchase price adjustments relating to acquisition	700	798
Borrowings (excluding lease liabilities)
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	42,622	39,212
Cash flows per net debt statement	(1,638)	(17)
Foreign exchange	(1,956)	3,881
Fair value, accrued interest and other	204	(454)
Held for Sale	0	0
Net debt, Closing balance	39,232	42,622
Lease liabilities
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	517	446
Cash flows per net debt statement	(162)	(161)
Foreign exchange	(25)	30
Held for Sale	0	(16)
Net debt, Closing balance	498	517
Derivatives in respect of net debt
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	167	(91)
Cash flows per net debt statement	(238)	348
Foreign exchange	564	(435)
Fair value, accrued interest and other	(323)	345
Held for Sale	0	0
Net debt, Closing balance	170	167
Cash and cash equivalents
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	(3,446)	(2,809)
Cash flows per net debt statement	(1,101)	(571)
Foreign exchange	30	(431)
Fair value, accrued interest and other	226	(3)
Held for Sale	(368)	368
Net debt, Closing balance	(4,659)	(3,446)
Current investments held at fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	(579)	(456)
Cash flows per net debt statement	(22)	(86)
Foreign exchange	49	(15)
Held for Sale	0	0
Net debt, Closing balance	£ (601)	£ (579)